SHARE BASED COMPENSATION - Summary of share option activities (Details) - USD ($)		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of share options
Outstanding at the beginning		95,933,244
Granted			61,267,744
Exercised		(16,688,995)	(82,857,500)
Forfeited			(18,505,000)
Outstanding at the end			95,933,244
Weighted average remaining contractual life and aggregate intrinsic value
Share-based compensation		$ 6,054,612	$ 4,062,600	$ 34,204,761
Share options
Number of share options
Outstanding at the beginning			136,028,000
Cancelled to grant RSUs	(7,660,000)	(7,660,000)
Forfeited		(11,840,000)
Outstanding at the end		59,744,249		136,028,000
Weighted average exercise price
Outstanding at the beginning (in dollars per share)		$ 0.05223	$ 0.01666
Granted (in dollars per share)			0.06276
Cancelled to grant RSUs (dollars per share)		0.27400
Exercised (in dollars per share)		0.00031	0.00001
Forfeited (in dollars per share)		0.09374	0.02597
Outstanding at the end (in dollars per share)		$ 0.03005	$ 0.05223	$ 0.01666
Weighted average remaining contractual life and aggregate intrinsic value
Weighted average remaining contractual life		7 years 6 months	8 years 5 months 15 days	7 years 3 months 7 days
Aggregate intrinsic value		$ 29,829,248	$ 17,694,050	$ 74,861,376
Share-based compensation	$ 800,000	1,701,132	$ 2,239,136	$ 1,522,271
Total unrecognized share based compensation expense		$ 12,723,928
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 6 months